INTEREST EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense [line items]
Interest expense incurred	¥ 6,954	¥ 6,376	¥ 6,368
Less: Interest expense capitalized	(1,015)	(493)	(723)
Interest expense, gross amount	5,939	5,883	5,645
Interest expense on lease liabilities	9,646
Accretion expenses (Note 32)	1,418	1,438	1,501
Interest expense	¥ 17,003	¥ 7,321	¥ 7,146
Maximum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	4.66%	4.66%	4.41%
Minimum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.92%	2.37%	2.37%